Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000027914 | Berkshire Hathaway, Inc. - ABFR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027914 | RTX Corp. - ABFR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027914 | JPMorgan Chase & Co. - ABFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027914 | Johnson & Johnson - ABFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027914 | Philip Morris International, Inc. - ABFR_718172109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027914 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027914 | Cisco Systems, Inc. - ABFR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027914 | UnitedHealth Group, Inc. - ABFR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027914 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027914 | Intel Corp. - ABFR_458140100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027914 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027914 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000027914 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000027914 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000027914 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000027914 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000027914 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000027914 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000027914 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027914 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027914 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027914 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027914 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000027911 | Berkshire Hathaway, Inc. - ABFR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027911 | RTX Corp. - ABFR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027911 | JPMorgan Chase & Co. - ABFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027911 | Johnson & Johnson - ABFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027911 | Philip Morris International, Inc. - ABFR_718172109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027911 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027911 | Cisco Systems, Inc. - ABFR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027911 | UnitedHealth Group, Inc. - ABFR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027911 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027911 | Intel Corp. - ABFR_458140100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027911 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027911 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000027911 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000027911 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000027911 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000027911 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000027911 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000027911 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000027911 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027911 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027911 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027911 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027911 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000027913 | Berkshire Hathaway, Inc. - ABFR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027913 | RTX Corp. - ABFR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027913 | JPMorgan Chase & Co. - ABFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027913 | Johnson & Johnson - ABFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027913 | Philip Morris International, Inc. - ABFR_718172109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027913 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027913 | Cisco Systems, Inc. - ABFR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027913 | UnitedHealth Group, Inc. - ABFR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027913 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027913 | Intel Corp. - ABFR_458140100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027913 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027913 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000027913 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000027913 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000027913 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000027913 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000027913 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000027913 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000027913 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027913 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027913 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027913 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027913 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000027917 | Berkshire Hathaway, Inc. - ABFR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027917 | RTX Corp. - ABFR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027917 | JPMorgan Chase & Co. - ABFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027917 | Johnson & Johnson - ABFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027917 | Philip Morris International, Inc. - ABFR_718172109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027917 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027917 | Cisco Systems, Inc. - ABFR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027917 | UnitedHealth Group, Inc. - ABFR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027917 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027917 | Intel Corp. - ABFR_458140100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027917 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027917 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000027917 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000027917 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000027917 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000027917 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000027917 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000027917 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000027917 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027917 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027917 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027917 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027917 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000132087 | Berkshire Hathaway, Inc. - ABFR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132087 | RTX Corp. - ABFR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000132087 | JPMorgan Chase & Co. - ABFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132087 | Johnson & Johnson - ABFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132087 | Philip Morris International, Inc. - ABFR_718172109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000132087 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132087 | Cisco Systems, Inc. - ABFR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132087 | UnitedHealth Group, Inc. - ABFR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132087 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000132087 | Intel Corp. - ABFR_458140100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000132087 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000132087 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000132087 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000132087 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000132087 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000132087 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000132087 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000132087 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000132087 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000132087 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000132087 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000132087 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000132087 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)